STOCKHOLDERS' EQUITY (Schedule of Common Stock) (Details) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Ordinary shares, par value	₪ 0.3333	₪ 0.3333
Ordinary shares, registered	60,000,000	60,000,000
Ordinary shares, issued and fully paid	23,475,431	23,475,431